Annual Total Returns[BarChart] - NVIT Blueprint Aggressive Fund - Class I Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(6.38%)	16.15%	29.47%	4.50%	(1.75%)	8.36%	19.80%	(10.74%)	23.96%	12.56%